Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 9,349	£ 13,235
Liabilities at fair value	2,449	3,354
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,304	1,920
Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,023	1,434
Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	122	0
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,051	3,451
Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	771	834
Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,368	8,950
Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	159	0
Level 1
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,248	8,584
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	88	83
Level 1 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,160	8,501
Level 1 | Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 2
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,773	4,300
Liabilities at fair value	2,409	3,314
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,271	1,888
Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,016	1,426
Level 2 | Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	122	0
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,992	3,376
Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	450	496
Level 2 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	188	428
Level 2 | Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	143	0
Level 3
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	328	351
Liabilities at fair value	40	40
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	33	32
Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	7	8
Level 3 | Liabilities held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	59	75
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	233	255
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	20	21
Level 3 | Assets held for sale
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 16	0
Exchange rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 565	846
Exchange rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1,411	2,457
Valuation technique	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	565	846
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,410	2,455
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1	2
Interest rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,066	2,745
Interest rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 1,872	2,618
Valuation technique	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,064	2,742
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,872	2,604
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2	3
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	14
Equity and credit contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 57	83
Equity and credit contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 152	130
Valuation technique	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	26	54
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	94	71
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	31	29
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	58	59
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,384)	(1,754)
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,384)	(1,754)
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,384)	(1,754)
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,384)	(1,754)
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 522	592
Valuation technique	A
Loans and advances to customers | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 20	21
Valuation technique	D
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Loans and advances to customers | Level 1 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	448	493
Loans and advances to customers | Level 2 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	74	99
Loans and advances to customers | Level 3 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	20	21
Debt securities | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 107	112
Valuation technique	A, B & D
Debt securities | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 6,348	8,929
Valuation technique	D
Debt securities | Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,160	8,501
Debt securities | Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2	3
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	188	428
Debt securities | Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	105	109
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 142	130
Valuation technique	B
Equity securities | Level 1 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 88	83
Equity securities | Level 2 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 54	47
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 671	1,057
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	666	1,051
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 5	6
Structured deposits | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 347	375
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	347	375
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Collateral and associated financial guarantees | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 5	2
Collateral and associated financial guarantees | Level 1 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Collateral and associated financial guarantees | Level 2 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	3	0
Collateral and associated financial guarantees | Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 2	£ 2